Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2017
Prospectus Date	rr_ProspectusDate	May 08, 2017
Principal Exchange-Traded Funds | Principal Active Global Dividend Income ETF
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0001572661_SupplementTextBlock
Principal Exchange-Traded Funds

Supplement dated May 19, 2017
to the Statutory Prospectus dated May 8, 2017

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL ACTIVE GLOBAL DIVIDEND INCOME ETF
Strategy [Heading]	rr_StrategyHeading	Delete the last sentence of the first paragraph under Principal Investment Strategies, and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The advisor uses quantitative screens followed by qualitative research on an industry and company level to identify companies it believes have the commitment and capacity to pay dividends and whose potential for growth of capital is expected to be above average.